BLACKROCK ETF TRUST

iShares Systematic Alternatives Active ETF

(the “Fund”)

Supplement dated January 15, 2026 to the Prospectus and Statement of Additional Information of the Fund, each dated November 7, 2025, as supplemented to date

Effective as of April 30, 2026, the Fund’s fiscal year end is changed from October 31 to April 30. The change will be reflected in the Fund’s first reports on Form N-CSR for the period of December 9, 2025 (commencement of operations) to April 30, 2026.

Shareholders should retain this Supplement for future reference.

PRSAI-IALT-0126SUP